Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended			4 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Offering cost charged to the shareholders' equity		$ 5,160	$ 14,656,790		$ 14,661,607			$ 14,661,607
Ordinary shares subject to possible redemption	23,737,477				23,737,477			22,747,963
Gain on sale of marketable securities						$ 1,831,868		$ 1,845,877
Unrecognized tax benefits	$ 0			$ 0	$ 0			0
Accrued interest and penalties related to unrecognized tax benefits	0			0	0			0
Federal depository insurance coverage	250,000				250,000			250,000
Interest Income and Realized Gain from Sale of Treasury Securities	$ 6,928	$ 69,247		$ 0	13,780	$ 1,831,868		1,845,877
Offering cost					$ 1,044,453			$ 1,044,453
Restricted Investments Term					185 days
Common Class A [Member]
Ordinary shares subject to possible redemption	23,737,477			0	23,737,477			22,747,963
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount								7,520,000
Weighted Average Number of Shares	27,600,000	27,600,000		0	27,600,000	27,600,000		27,600,000
Common Class B [Member]
Weighted Average Number of Shares	6,900,000	6,687,363	6,474,725	6,000,000	6,900,000	6,687,363	6,758,759	6,794,262
Common Class B [Member] | Over-Allotment Option [Member] | Minimum [Member]
Weighted Average Number of Shares				900,000